Annual Total Returns - FidelityFreedomIndexFunds-InvestorComboPRO - FidelityFreedomIndexFunds-InvestorComboPRO - Fidelity Freedom Index 2035 Fund - Fidelity Freedom Index 2035 Fund - Investor Class	May 30, 2023
Bar Chart Table:
Annual Return 2013	18.25%
Annual Return 2014	6.62%
Annual Return 2015	(1.51%)
Annual Return 2016	9.40%
Annual Return 2017	20.34%
Annual Return 2018	(6.77%)
Annual Return 2019	24.95%
Annual Return 2020	15.52%
Annual Return 2021	13.72%
Annual Return 2022	(17.60%)